Stockholders’ Equity (Details) $ / shares in Units, ¥ in Millions							1 Months Ended	6 Months Ended	12 Months Ended
		Jan. 06, 2021	Jan. 02, 2021 CNY (¥) shares	Nov. 12, 2020 shares	Oct. 02, 2020	Aug. 02, 2020	Dec. 19, 2020 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jul. 24, 2020 USD ($) $ / shares shares	Jun. 16, 2020 shares	Dec. 31, 2019 $ / shares shares
Stockholders’ Equity (Details) [Line Items]
Shares authorized								450,000,000	450,000,000
Shares par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Preferred shares authorized								50,000,000	50,000,000				50,000,000
Preferred shares per share value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares outstanding												17,399,176
Directors and officers amount (in Dollars) | $											$ 60,000
Fair value price (in Dollars per share) | $ / shares											$ 0.20
Additional post-merger consideration adjustment				121,473
Preferred shares issued and outstanding, description								As of June 30, 2021, there was an aggregate of 7,000 preferred shares issued and outstanding and no preferred shares outstanding as of December 31, 2020.
Aggregate proceeds of investors (in Dollars) | $								$ 6,299,000
Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Subscription price per share (in Dollars per share) | $ / shares							$ 2.2
Net profit before tax (in Yuan Renminbi) | ¥			¥ 200
Received subscription price (in Dollars) | $								800,000
Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares outstanding												17,399,176
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Description of securities purchase agreement					the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees.	the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees.
Net proceed (in Dollars) | $								2,531,000	$ 2,531,000
Subscription receivable (in Dollars) | $								508,750	$ 508,750
Warrants exercise period									3 years
Aggregate of down round features (in Dollars) | $								278,000
Aggregate proceeds of investors (in Dollars) | $								$ 1,500,000
Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized								300,000,000	300,000,000				300,000,000
Ordinary shares outstanding								29,328,180	9,627,553			7,647,962	3,140,388
Ordinary shares issued								29,328,180	9,627,553		300,000		3,140,388
Additional post-merger consideration adjustment				29,591
Ordinary shares issued	[1]							353,623
Aggregate proceeds of investors (in Dollars) | $	[1]
Class A Ordinary Shares [Member] | Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Subscribes share							4,540,000
Subscription shares issued			5,000,000					353,623
Share received			5,000,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares issued								770,833
Class B Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized								150,000,000	150,000,000				150,000,000
Ordinary shares outstanding								9,843,096	9,843,096			9,751,214	3,949,993
Ordinary shares issued								9,843,096	9,843,096				3,949,993
Additional post-merger consideration adjustment				91,882
Aggregate proceeds of investors (in Dollars) | $	[1]
Maximum [Member] | Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price of PIPE Warrants (in Dollars per share) | $ / shares								$ 3.00
Minimum [Member] | Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price of PIPE Warrants (in Dollars per share) | $ / shares								$ 2.00
2020 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares issued										1,486,504
Call Option [Member]
Stockholders’ Equity (Details) [Line Items]
Strategic Cooperation Agreement		the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met:(i) if the closing price of the shares in the Company exceeds US$3 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;(ii) if the closing price of the shares in the Company exceeds US$5 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;(iii) if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Fair value call options (in Dollars) | $								$ 1,909,000
Recognized in expenses (in Dollars) | $								191,000
Exercise of call options (in Dollars) | $								$ 4,000,000.0
Call Option [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares issued								2,000,000

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1